REVENUES	6 Months Ended
Jun. 30, 2023
REVENUES
Schedule of revenue

NOTE 3   |   REVENUES

	Six months ended		Year ended
	June 30,		December 31,
	2023	2022	2022

	Unaudited		Audited
Revenues for services performed during the period	28,195	30,234	57,869
Revenues from sale of devices	810	666	1,129

	29,005	30,900	58,998